Liquidity risk - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Jul. 07, 2023
Disclosure of detailed information about borrowings [line items]
Accrued expenses	SFr 204.3	SFr 184.4
Bank overdraft facility four, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			SFr 700.0
Line of credit facility option to increase amount			SFr 200.0
Initial term of facility agreement			3 years
Credit facility extension period			2 years
Borrowings	0.0	0.0
Bank guarantee	SFr 153.2	SFr 168.3